UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                    FORM N-Q

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             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2005

                   DATE OF REPORTING PERIOD: JANUARY 31, 2005

ITEM 1.   SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS                                FMC STRATEGIC VALUE FUND
January 31, 2005                                                     (Unaudited)




                                                                   Market
                                                                   Value
                                                    Shares         (000)
---------------------------------------------------------------------------

COMMON STOCK (75.9%)
AUTOMOTIVE (3.9%)
   Adesa*......................................     135,000       $   2,790
   Monaco Coach................................      55,000           1,018
                                                               ------------
                                                                      3,808
                                                               ------------
BANKS (2.0%)
   North Fork Bancorporation...................      67,500           1,937
                                                               ------------
CHEMICALS (3.3%)
   FMC*........................................      20,000             944
   MacDermid...................................      70,000           2,250
                                                               ------------
                                                                      3,194
                                                               ------------
COMMUNICATIONS EQUIPMENT (1.2%)
   Polycom*....................................      65,000           1,123
                                                               ------------
CONSUMER PRODUCTS (8.4%)
   Blyth.......................................      80,000           2,513
   Dorel Industries, Cl B*.....................      90,000           3,083
   Tredegar....................................     150,000           2,542
                                                               ------------
                                                                      8,138
                                                               ------------
FOOD, BEVERAGE & TOBACCO (1.2%)
   Agrium......................................      70,000           1,130
                                                               ------------
HOUSEHOLD FURNITURE & FIXTURES (5.0%)
   Ethan Allen Interiors.......................      56,500           1,991
   Furniture Brands International..............     120,000           2,844
                                                               ------------
                                                                     4,835
                                                               ------------
INFORMATION SERVICES (2.5%)
   DoubleClick*................................     300,000           2,448
                                                               ------------
INSURANCE (2.2%)
   Commerce Group..............................      32,300           2,109
                                                               ------------

                                                                     Market
                                                                      Value
                                                     Shares           (000)
---------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
MACHINERY (4.2%)
   AZZ*.........................................    105,300    $      1,709
   Gardner Denver*..............................     21,000             795
   Manitowoc....................................     30,100           1,096
   Tecumseh Products, Cl A......................     10,000             406
                                                               ------------
                                                                      4,006
                                                               ------------
MANUFACTURING (1.8%)
   Actuant Cl A*................................     33,700           1,761
                                                               ------------
MARINE TRANSPORTATION (0.8%)
   CP Ships.....................................     55,000             741
                                                               ------------
MEDIA (1.3%)
   Liberty Media International, Cl A*...........      4,978             225
   Liberty Media, Cl A*.........................     99,560           1,040
                                                               ------------
                                                                      1,265
                                                               ------------
METALS & METAL FABRICATE (1.0%)
   Mueller Industries...........................     30,000             951
                                                               ------------
MOBILE HOMES (2.1%)
   Palm Harbor Homes*...........................    140,000           2,040
                                                               ------------
OFFICE EQUIPMENT & SUPPLIES (2.0%)
   United Stationers*...........................     44,000           1,910
                                                               ------------
PAPER & PAPER PRODUCTS (1.2%)
   Chesapeake...................................     46,600           1,131
                                                               ------------
PETROLEUM & FUEL PRODUCTS (20.2%)
   Cooper Cameron*..............................     14,000             790
   Core Laboratories*...........................    110,000           2,375
   Encore Acquisition*..........................     80,000           2,984
   FMC Technologies*............................     27,515             843
   Range Resources..............................    215,000           4,771
   Rowan*.......................................     35,000             985
   Todco, Cl A*.................................    198,200           4,067
   Transocean*..................................     60,000           2,640
                                                               ------------
                                                                     19,455
                                                               ------------

                                                Shares/Face          Market
                                                     Amount           Value
                                                     (000)            (000)
---------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
PRINTING & PUBLISHING (6.1%)
   Reader's Digest Association..................    190,000    $      3,063
   RR Donnelley & Sons..........................     85,000           2,843
                                                               ------------
                                                                      5,906
                                                               ------------
TELEPHONES & TELECOMMUNICATIONS (1.8%)
   Citizens Communications......................    130,000           1,754
                                                               ------------
TRANSPORTATION (3.7%)
   Trinity Industries...........................     50,000           1,513
   Westinghouse Air Brake Technologies..........    110,000           2,050
                                                               ------------
                                                                      3,563
                                                               ------------
TOTAL COMMON STOCK
  (Cost $50,248)................................                    73,205
                                                               ------------

FOREIGN STOCK (1.3%)
   Mettler Toledo International*................     24,000           1,204
                                                               ------------
TOTAL FOREIGN STOCK
  (Cost $643)...................................                      1,204
                                                               ------------

CORPORATE BONDS (0.4%)
   Mueller Industries
      6.000%, 11/01/14..........................    $   425             417
                                                               ------------
TOTAL CORPORATE BONDS
  (Cost $425)...................................                        417
                                                               ------------

                                                Shares/Face          Market
                                                   Amount             Value
                                                   (000)              (000)
---------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS (22.5%) U.S. Treasury Bills (A)
      2.589%, 07/07/05..........................  $   3,381    $      3,343
      2.398%, 06/02/05..........................      3,500           3,470
      2.306%, 05/05/05..........................      5,689           5,653
      2.193%, 04/07/05..........................      1,987           1,979
      1.914%, 03/03/05..........................      4,045           4,038
      1.731%, 02/17/05..........................        869             868
      1.705%, 02/03/05..........................      2,361           2,361
                                                               ------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Face $21,718)................................                     21,712
                                                               ------------

TOTAL INVESTMENTS (100.1%)
  (Cost $73,034)................................               $     96,538
                                                               ============

PERCENTAGES ARE BASED ON NET ASSETS OF $96,432,509
* NON-INCOME PRODUCING SECURITY.
(A) THE RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF
PURCHASE.
CL -- CLASS

+ AT JANUARY 31, 2005, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $73,033,720, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $24,050,833 AND $(546,798) RESPECTIVELY.

 FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

FMC-QH-002-0200

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


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


                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                The Advisors' Inner Circle Fund


By (Signature and Title)*                   /s/ James F. Volk
                                            -------------------------------
                                            James F. Volk
                                            President


Date March 15, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                   /s/ James F. Volk
                                            -------------------------------
                                            James F. Volk
                                            President


Date March 15, 2005


By (Signature and Title)*                   /s/ Peter J. Golden
                                            -------------------------------
                                            Peter J. Golden
                                            Controller & CFO


Date March 15, 2005

* Print the name and title of each signing officer under his or her signature.